Accounts Receivable	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Receivables [Abstract]
Accounts Receivable
(7)	Accounts Receivable

Accounts receivable at March 31, 2015 and September 30, 2014 consisted of the following:

	March 31, 2015	September 30, 2014
	(In thousands)
Billed receivables	$98,791	$105,229
Unbilled receivables:
Amounts billable after the balance sheet date	37,963	36,691
Revenues recorded in excess of milestone billings on fixed price contracts	2,591	2,813
Revenues recorded in excess of estimated contract value or funding	9,547	14,652
Retainages and other amounts billable upon contract completion	13,323	16,034
Allowance for doubtful accounts	(3,830)	(3,924)

Total Accounts Receivable	$158,385	$171,495

Billed accounts receivable include invoices issued to customers for services performed as of the balance sheet date. Unbilled accounts receivable represent revenue recognized as of the balance sheet date for which Alion has yet to issue invoices to customers. Amounts that are currently billable are expected to be invoiced to customers within the next twelve months. Fixed-price contract revenue in excess of milestone billings is not yet contractually billable. Revenue in excess of contract value or funding is billable when Alion receives contract amendments or modifications. Approximately $132.3 million (82%) and $138.4 million (79%) of contract receivables at March 31, 2015 and September 30, 2014, were from Federal Government prime contracts.

At March 31, 2015, Alion had recognized $63.4 million in revenue in excess of billings on uncompleted contracts including approximately $9.5 million for customer-requested work for which the Company had not received contracts or contract modifications. At September 30, 2014, Alion had recognized $70.2 million in revenue in excess of billings on uncompleted contracts, including approximately $14.7 million for customer-requested work for which the Company had not received contracts or contract modifications.

Retainages and other unbilled amounts are billable upon contract completion or completion of DCAA audits. In keeping with industry practice, Alion classifies all contract-related accounts receivable as current assets based on contractual operating cycles which frequently exceed one year. Except for $13.3 million at March 31, 2015, the Company expects to invoice and collect unbilled receivables within the next twelve months.

(7)	Accounts Receivable

Accounts receivable at September 30 consisted of the following:

	September 30,
	2014	2013
	(In thousands)
Billed receivables and amounts billable as of the balance sheet date	$105,229	$102,211
Unbilled receivables:
Amounts billable after the balance sheet date	36,691	36,693
Revenues recorded in excess of milestone billings on fixed price contracts	2,813	3,289
Revenues recorded in excess of estimated contract value or funding	14,652	14,605
Retainages and other amounts billable upon contract completion	16,034	19,557
Allowance for doubtful accounts	(3,924)	(3,751)

Total Accounts Receivable	$171,495	$172,604

Billed accounts receivable include invoices issued to customers for services performed as of the balance sheet date. Unbilled accounts receivable represent revenue recognized as of the balance sheet date for which Alion has yet to issue invoices to customers. Amounts that are currently billable are expected to be invoiced to customers within the next twelve months. Fixed-price contract revenue in excess of milestone billings is not yet contractually billable. Revenue in excess of contract value or funding is billable when Alion receives contract amendments or modifications. Approximately $138.4 million (79)% and $137.5 million (78)% of contract receivables at September 30, 2014 and September 30, 2013 were from federal government prime contracts.

At September 30, 2014, Alion recognized $70.2 million in revenue in excess of billings on uncompleted contracts including approximately $14.7 million for customer-requested work for which the Company had not received contracts or contract modifications. At September 30, 2013, Alion had recognized $74.1 million in revenue in excess of billings on uncompleted contracts including approximately $14.6 million for customer-requested work for which the Company had not received contracts or contract modifications.

Retainages and other unbilled amounts are billable upon contract completion or completion of DCAA audits. In keeping with industry practice, Alion classifies all contract-related accounts receivable as current assets based on contractual operating cycles which frequently exceed one year. Except for $16.0 million at September 30, 2014, the Company expects to invoice and collect unbilled receivables within the next twelve months.